Provision for Dividends (Tables)	12 Months Ended
Dec. 31, 2022
Provision for Dividends [Abstract]
Schedule of provisions for contingencies
	2022	2021
	MCh$	MCh$
Provisions for dividends	422,830	237,877
Total	422,830	237,877

Schedule of changes in provision
	Provisions for dividends	Total
	MCh$	MCh$
Balances as of January 1, 2021	138,932	138,932
Provisions established	237,877	237,877
Provisions used	(138,932)	(138,932)
Provisions released	—	—
Balances as of December 31, 2021	237,877	237,877
Provisions established	422,830	422,830
Provisions used	(237,877)	(237,877)
Provisions released	—	—
Balances as of December 31, 2022	422,830	422,830